Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value On a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2020	2019
Assets:
Marketable securities held in Trust Account	1	$232,196,027	$231,214,831
Liabilities:
Public warrant liability	1	$43,470,000	$10,350,000

Private placement warrant liability	2	$24,644,000	$5,612,000

Schedule of Initial Measurement

The Company established the initial fair value for the Private Warrants in September 2019 using a Black-Scholes-Merton model. The key inputs into the Monte Carlo simulation model for the Public Warrants and Black-Scholes-Merton model for the Private Warrants were as follows at initial measurement:

September 2019 (Initial Measurement)
Exercise price	$11.50
Fair value of Units	$10.04
Contractual term (years)	6
Volatility (annual)	11.00%
Risk-free rate	1.62%

Schedule of Changes in the Fair Value of Warrant Liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Public warrant liability	Private placement warrant liability	Warrant liabilities
Balance at May 28, 2019 (inception)	$-	$-	$-
Initial measurement	8,395,000	4,514,000	12,909,000
Changes in fair value	1,955,000	1,098,000	3,053,000
Balance at December 31, 2019	10,350,000	5,612,000	15,962,000
Changes in fair value	33,120,000	19,032,000	52,152,000
Balance at December 31, 2020	43,470,000	24,644,000	68,114,000